Document and Entity Information Document	May 01, 2019
Schedule of Securities by Class [Line Items]
Entity Registrant Name	PEPSICO INC
Entity Address, Address Line One	700 Anderson Hill Road, Purchase, New York
Entity Incorporation, State Country Name	North Carolina
Document Type	8-K
Trading Symbol	PEP
Name of Exchange on which Security is Registered	The Nasdaq Stock Market LLC
Document Creation Date	May 01, 2019
Local Phone Number	(914) 253-2000
Entity File Number	1-1183
Entity Address, Postal Zip Code	10577
Entity Central Index Key	0000077476
Current Fiscal Year End Date	--12-28
Document Period End Date	May 01, 2019
Document Fiscal Year Focus	2019
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	131584302
Entity Information, Former Legal or Registered Name	N/A
Common stock, par value 1-2/3 cents per share [Member]
Schedule of Securities by Class [Line Items]
Class of Security	Common Stock, par value 1-2/3 cents per share
Two Point Five Percent Notes Due 2022 [Member]
Schedule of Securities by Class [Line Items]
Trading Symbol	PEP22a
Class of Security	2.500% Senior Notes Due 2022
One Point Seven Five Percent Notes Due 2021 [Member]
Schedule of Securities by Class [Line Items]
Trading Symbol	PEP21a
Class of Security	1.750% Senior Notes Due 2021
Two Point Six Two Five Percent Notes Due 2026 [Member]
Schedule of Securities by Class [Line Items]
Trading Symbol	PEP26
Class of Security	2.625% Senior Notes Due 2026
Zero Point Eight Seven Five Percent Notes Due 2028 [Member]
Schedule of Securities by Class [Line Items]
Trading Symbol	PEP28
Class of Security	0.875% Senior Notes Due 2028
Zero Point Seven Five Percent Notes Due 2027 [Member]
Schedule of Securities by Class [Line Items]
Trading Symbol	PEP27
Class of Security	0.750% Senior Notes Due 2027
One Point One Two Five Percent Notes Due 2031 [Member]
Schedule of Securities by Class [Line Items]
Trading Symbol	PEP31
Class of Security	1.125% Senior Notes Due 2031